Related Party Disclosures - Outstanding balances with related parties (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Integrated MicroElectronics, Inc.
Related party disclosures
Amounts owed by related parties	€ 209,021	€ 1,199,756
Amounts owed to related parties	174,616	2,304,558
Kloepfel Corporate Finance GmbH
Related party disclosures
Amounts owed to related parties		2,448
C-Con GmbH
Related party disclosures
Amounts owed to related parties	290,791	217,555
Jrgen Eichner
Related party disclosures
Amounts owed by related parties	€ 44,146	€ 40,746